Disaggregation of revenues by product type and business segment - based on IFRS 15 (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Total commissions and fee income and expenses prior to adoption of IFRS 15:
Commissions and fees for Fiduciary activities	€ 4,320	€ 4,287
Commissions, brokers fees, mark-ups on securities underwriting and other securities activities	2,985	3,305
Fees for other customer services	3,698	€ 4,152
Balance of receivables from commission and fee income	839
Balance of contract liabilities associated to commission and fee income	€ 74